Subsequent Events	12 Months Ended
Nov. 03, 2019
Subsequent Events [Abstract]
Subsequent Events
Acquisition of Symantec Corporation’s Enterprise Security Business
On November 4, 2019, we completed the purchase and assumption of certain assets and certain liabilities, respectively, of Symantec Corporation’s Enterprise Security business for approximately $10.7 billion in cash (the “Symantec Asset Purchase”).
We expect to account for the Symantec Asset Purchase as a business combination and are currently evaluating the purchase price allocation. It is not practicable to disclose the preliminary purchase price allocation or unaudited pro forma combined financial information for this transaction, given the short period of time between the acquisition date and the issuance of these consolidated financial statements.
2020 Term Loans
In connection with the Symantec Asset Purchase, we entered into a credit agreement (the “2020 Credit Agreement”), which provides for a $7,750 million unsecured term A-3 facility due November 2022 and a $7,750 million unsecured term A-5 facility due November 2024, collectively referred to as the “2020 Term Loans”. The 2020 Credit Agreement has substantially the same representations and warranties, covenants and events of default as the 2019 Credit Agreement. On November 4, 2019, we used $12 billion of the net proceeds from the 2020 Term Loans to fund the Symantec Asset Purchase and related working capital needs. On December 2, 2019, we refinanced our 5.375% notes due December 2019 using $750 million of net proceeds from the 2020 Term Loans. The remaining net proceeds from the 2020 Term Loans of $2,750 million are available to refinance our 2.375% notes due January 2020.
Principal payments of 2.50% of the original aggregate principal amount borrowed on our 2020 Term Loans are due quarterly beginning in March 2020 with the remaining principal due upon the respective maturity dates of our 2020 Term Loans. Interest on our 2020 Term Loans is based on a floating rate and is payable monthly. Our obligations under the 2020 Credit Agreement are guaranteed on an unsecured basis by our subsidiaries, BRCM and BTI.
Preferred Stock Cash Dividends Declared
On December 10, 2019, our Board of Directors declared a quarterly cash dividend of $20.00 per share on our Mandatory Convertible Preferred Stock, payable on December 31, 2019 to stockholders of record on December 15, 2019.
Common Stock Cash Dividends Declared
On December 10, 2019, our Board of Directors declared a quarterly cash dividend of $3.25 per share on our common stock, payable on December 31, 2019 to stockholders of record on December 23, 2019.